American Century Target Maturities Trust

PROSPECTUS SUPPLEMENT

TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND * TARGET 2025 FUND

Supplement dated August 1, 2006 * Prospectus dated February 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

THE FOLLOWING IS ADDED AS THE SECOND PARAGRAPH UNDER THE FUND MANAGEMENT TEAM ON
PAGE 15.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team since November 2001. He joined American Century in 1983 and became a portfolio manager in January 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

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Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
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Coverdell Education Savings Account (CESA)                            $2,000(1)
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Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50400 0608

American Century Target Maturities Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement  dated August 1, 2006 * Statement  of  Additional  Information  dated
February 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

EFFECTIVE MAY 14, 2006, ANTONIO CANOVA RESIGNED FROM THE BOARD OF TRUSTEES.

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 11 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 11.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Acting Chief Compliance Officer, Senior Vice
President, Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM AND ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING ENTRIES ARE ADDED TO THE OTHER ACCOUNTS MANAGED CHART ON PAGE 23.

OTHER ACCOUNTS MANAGED (AS OF JUNE 15, 2006)
                                REGISTERED                        OTHER
                                INVESTMENT                        ACCOUNTS
                                COMPANIES       OTHER POOLED      (E.G., SEPARATE
                                (E.G., OTHER    INVESTMENT        ACCOUNTS AND
                                AMERICAN        VEHICLES (E.G.,   CORPORATE
                                CENTURY         COMMINGLED        ACCOUNTS,
                                FUNDS AND       TRUSTS AND        INCLUDING
                                AMERICAN        529               INCUBATION
                                CENTURY -       EDUCATION         TRATEGIES AND
                                SUBADVISED      SAVINGS           CORPORATE
                                FUNDS)          PLANS)            MONEY)
--------------------------------------------------------------------------------
Target 2010 Fund
--------------------------------------------------------------------------------
Robert       Number of Other    15               1                  2
Gahagan      Accounts Managed
             -------------------------------------------------------------------
             Assets in Other    $7,160,750,669   $1,822,416,920     $38,246,010
             Accounts Managed
--------------------------------------------------------------------------------
Target 2015 Fund
--------------------------------------------------------------------------------
Robert       Number of Other    15               1                  2
Gahagan      Accounts Managed
             -------------------------------------------------------------------
             Assets in Other    $7,186,644,926   $1,822,416,920     $38,246,010
             Accounts Managed
--------------------------------------------------------------------------------
Target 2020 Fund
--------------------------------------------------------------------------------
Robert       Number of Other    15               1                  2
Gahagan      Accounts Managed
             -------------------------------------------------------------------
             Assets in Other    $7,205,579,249   $1,822,416,920     $38,246,010
             Accounts Managed
--------------------------------------------------------------------------------
Target 2025 Fund
--------------------------------------------------------------------------------
Robert       Number of Other    15               1                  2
Gahagan      Accounts Managed
             -------------------------------------------------------------------
             Assets in Other    $7,086,462,447   $1,822,416,920     $38,246,010
             Accounts Managed
--------------------------------------------------------------------------------

THE FOLLOWING ENTRIES ARE ADDED TO THE OWNERSHIP OF SECURITIES TABLE ON PAGE 26.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Target 2010 Fund
  Robert Gahagan(1)                                       A
--------------------------------------------------------------------------------
Target 2015 Fund
  Robert Gahagan(1)                                       A
--------------------------------------------------------------------------------
Target 2020 Fund
  Robert Gahagan(1)                                       A
--------------------------------------------------------------------------------
Target 2025 Fund
  Robert Gahagan(1)                                       A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

THE FOLLOWING IS ADDED AT THE END OF THE SECTION BUYING AND SELLING FUND SHARES
ON PAGE 31.

American Century considers employer-sponsored retirement plans to include the following:

* 401(a) plans                               * 457 plans
* pension plans                              * KEOGH plans
* profit sharing plans                       * employer-sponsored 403(b) plans (including self-directed)
* 401k plans                                 * nonqualified deferred compensation plans
* money purchase plans                       * nonqualified excess benefit plans
* target benefit plans                       * nonqualified retirement plans
* Taft-Hartley multi-employer pension plans  * SIMPLE IRAs
* SERP and "Top Hat" plans                   * SEP IRAs
* ERISA trusts                               * SARSEP
* employee benefit trusts

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                         EMPLOYER-SPONSORED     TRADITIONAL AND
                                         RETIREMENT PLANS       ROTH IRAS
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Investor Class shares may be purchased   Yes                    Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased    Yes                    Yes
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American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50414 0608